Income Taxes - Schedule of Deferred Taxes (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Stock-based compensation	$ 1,410,079	$ 1,598,257
Disallowed business interest deduction
Research and development expense	81,638	106,783
Accrued directors’ compensation	102,166	104,977
Accrued settlement	301,047	140,904
Partnership investment		2,167,965
Lease liability	1,687	1,687
Capital loss limitation	1,846,243	149,394
Net operating loss carryforward	22,942,772	17,648,077
Total deferred tax assets, gross	26,685,632	21,918,044
Valuation allowance	(26,506,126)	(21,784,638)
Total deferred tax assets, net	179,506	133,406
Deferred tax liabilities
Fixed assets and intangible assets book/tax basis difference	(179,506)	(133,406)
Right-of-use assets
Total deferred tax liabilities	(179,506)	(133,406)
Net deferred tax assets